UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-07660

Name of Fund: The Massachusetts Health & Education Tax-Exempt Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: John Loffredo, Chief Executive Officer, The Massachusetts Health & Education Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of September 30, 2006                  (in Thousands)

                           Face
                         Amount  Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 154.9%  $ 1,000  Massachusetts Bay Transportation Authority, Special Assessment Revenue Refunding Bonds,
                                 Series A, 5% due 7/01/2015 (j)                                                              $1,092
                        -----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State College Building Authority, Project Revenue Bonds, Series A, 5% due
                                 5/01/2031 (b)                                                                                1,060
                        -----------------------------------------------------------------------------------------------------------
                            825  Massachusetts State College Building Authority, Project Revenue Refunding Bonds,
                                 Series B, 5.50% due 5/01/2039 (m)                                                              996
                        -----------------------------------------------------------------------------------------------------------
                          1,100  Massachusetts State Development Finance Agency, Education Revenue Bonds (Belmont Hill
                                 School), 5% due 9/01/2031                                                                    1,138
                        -----------------------------------------------------------------------------------------------------------
                            400  Massachusetts State Development Finance Agency, Education Revenue Bonds (Middlesex
                                 School Project), 5% due 9/01/2033                                                              413
                        -----------------------------------------------------------------------------------------------------------
                            250  Massachusetts State Development Finance Agency, Education Revenue Bonds (Xaverian
                                 Brothers High School), 5.65% due 7/01/2029                                                     258
                        -----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Development Finance Agency, Educational Facility Revenue Bonds
                                 (Academy of the Pacific Rim), Series A, 5.125% due 6/01/2031 (a)                             1,039
                        -----------------------------------------------------------------------------------------------------------
                            855  Massachusetts State Development Finance Agency, First Mortgage Revenue Bonds (Edgecombe
                                 Project), Series A, 6.75% due 7/01/2021                                                        928
                        -----------------------------------------------------------------------------------------------------------
                            850  Massachusetts State Development Finance Agency, First Mortgage Revenue Bonds (Overlook
                                 Communities Inc.), Series A, 6.125% due 7/01/2024                                              881
                        -----------------------------------------------------------------------------------------------------------
                          1,250  Massachusetts State Development Finance Agency, First Mortgage Revenue Refunding Bonds
                                 (Symmes Life Care, Inc. - Brookhaven at Lexington), Series A, 5% due 3/01/2035 (k)           1,290
                        -----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Development Finance Agency, Human Service Provider Revenue Bonds
                                 (Seven Hills Foundation & Affiliates), 5% due 9/01/2035 (k)                                    517
                        -----------------------------------------------------------------------------------------------------------
                            825  Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Ogden
                                 Haverhill Associates), AMT, Series A, 6.70% due 12/01/2014                                     889
                        -----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Development Finance Agency Revenue Bonds (Boston University),
                                 Series T-1, 5% due 10/01/2039 (b)                                                            1,048
                        -----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Development Finance Agency Revenue Bonds (College of Pharmacy and
                                 Allied Health Services), Series D, 5% due 7/01/2027 (c)                                        521
                        -----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Development Finance Agency Revenue Bonds (Curry College), Series A,
                                 5% due 3/01/2035 (a)                                                                           510
                        -----------------------------------------------------------------------------------------------------------
                            400  Massachusetts State Development Finance Agency Revenue Bonds (Franklin W. Olin
                                 College), Series B, 5.25% due 7/01/2033 (m)                                                    423
                        -----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Development Finance Agency Revenue Bonds (Massachusetts College of
                                 Pharmacy and Health Sciences), 5.75% due 7/01/2033                                           1,067
                        -----------------------------------------------------------------------------------------------------------
                            425  Massachusetts State Development Finance Agency Revenue Bonds (Massachusetts Council of
                                 Human Service Providers, Inc.), Series C, 6.60% due 8/15/2029                                  427
                        -----------------------------------------------------------------------------------------------------------
                          2,000  Massachusetts State Development Finance Agency Revenue Bonds (Smith College), 5% due
                                 7/01/2035                                                                                    2,095
                        -----------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of The Massachusetts Health & Education Tax-Exempt Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
HFA       Housing Finance Agency
PCR       Pollution Control Revenue Bonds
VRDN      Variable Rate Demand Notes

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of September 30, 2006                  (in Thousands)

                           Face
                         Amount  Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        $   500  Massachusetts State Development Finance Agency Revenue Bonds (Volunteers of America -
                                 Ayer Limited Partnership), AMT, Series A, 6.20% due 2/20/2046 (i)                           $  563
                        -----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Development Finance Agency Revenue Bonds (WGBH Educational
                                 Foundation), Series A, 5.375% due 1/01/2012 (b)(j)                                           1,093
                        -----------------------------------------------------------------------------------------------------------
                          1,100  Massachusetts State Development Finance Agency Revenue Bonds (WGBH Educational
                                 Foundation), Series A, 5.75% due 1/01/2042 (b)                                               1,376
                        -----------------------------------------------------------------------------------------------------------
                            600  Massachusetts State Development Finance Agency Revenue Bonds (Western New England
                                 College), 5.875% due 12/01/2012 (j)                                                            666
                        -----------------------------------------------------------------------------------------------------------
                            540  Massachusetts State Development Finance Agency Revenue Bonds (The Wheeler School),
                                 6.50% due 12/01/2029                                                                           571
                        -----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Development Finance Agency Revenue Bonds (Williston Northampton
                                 School Project), 5% due 10/01/2025 (m)                                                         530
                        -----------------------------------------------------------------------------------------------------------
                          1,500  Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Boston
                                 University), Series P, 5.45% due 5/15/2059                                                   1,664
                        -----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Clark
                                 University), 5.125% due 10/01/2035 (m)                                                         532
                        -----------------------------------------------------------------------------------------------------------
                          1,500  Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Western New
                                 England College), Series A, 5% due 9/01/2033 (c)                                             1,574
                        -----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State HFA, Housing Revenue Bonds, AMT, Series A, 5.25% due 12/01/2048          1,030
                        -----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Baystate Medical Center), Series F, 5.75% due 7/01/2033                                     1,061
                        -----------------------------------------------------------------------------------------------------------
                            350  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Berkshire Health System), Series E, 6.25% due 10/01/2031                                      376
                        -----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Berkshire Health System), Series F, 5% due 10/01/2019 (c)                                   1,069
                        -----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Capital Asset Program), VRDN, Series E, 3.80% due 1/01/2035 (l)                               500
                        -----------------------------------------------------------------------------------------------------------
                          1,350  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Harvard University), Series FF, 5.125% due 7/15/2037                                        1,425
                        -----------------------------------------------------------------------------------------------------------
                            750  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Milford-Whitinsville Hospital), Series D, 6.35% due 7/15/2032                                 803
                        -----------------------------------------------------------------------------------------------------------
                            170  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Partners Healthcare System), VRDN, Series D-6, 3.80% due 7/01/2017 (l)                        170
                        -----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Simmons College), Series F, 5% due 10/01/2033 (f)                                           1,044
                        -----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (University of Massachusetts Memorial Healthcare), Series D, 5% due 7/01/2033                  507
                        -----------------------------------------------------------------------------------------------------------
                            230  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (University of Massachusetts), Series C, 5.125% due 10/01/2034 (f)                             243
                        -----------------------------------------------------------------------------------------------------------
                          1,285  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Wheaton College), Series D, 6% due 1/01/2018                                                1,339
                        -----------------------------------------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of September 30, 2006                  (in Thousands)

                           Face
                         Amount  Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        $   885  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028                        $  898
                        -----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Boston College), Series N, 5.125% due 6/01/2037                                       1,046
                        -----------------------------------------------------------------------------------------------------------
                            200  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Capital Asset Program), VRDN, Series D, 3.73% due 1/01/2035 (l)(o)                      200
                        -----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Christopher House), Series A, 6.875% due 1/01/2029                                      517
                        -----------------------------------------------------------------------------------------------------------
                            800  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Covenant Health System), 6% due 7/01/2022                                               869
                        -----------------------------------------------------------------------------------------------------------
                            400  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Covenant Health System), 6% due 7/01/2031                                               434
                        -----------------------------------------------------------------------------------------------------------
                            495  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Learning Center For Deaf Children), Series C, 6.125% due 7/01/2029                      506
                        -----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Massachusetts Institute of Technology), Series L, 5% due 7/01/2023                      560
                        -----------------------------------------------------------------------------------------------------------
                            500  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Partners Healthcare System), Series C, 5.75% due 7/01/2032                              542
                        -----------------------------------------------------------------------------------------------------------
                            395  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Valley Regional Health System), Series C, 5.75% due 7/01/2018 (e)                       396
                        -----------------------------------------------------------------------------------------------------------
                          1,500  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Wellesley College), 5% due 7/01/2033                                                  1,566
                        -----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Youville House), Series A, 6.25% due 2/15/2007 (g)(j)                                 1,030
                        -----------------------------------------------------------------------------------------------------------
                            750  Massachusetts State Industrial Finance Agency, Health Care Facility Revenue Bonds
                                 (Age Institute of Massachusetts Project), 8.05% due 11/01/2025                                 763
                        -----------------------------------------------------------------------------------------------------------
                          1,500  Massachusetts State Industrial Finance Agency, PCR (General Motors Corporation), 5.55%
                                 due 4/01/2009                                                                                1,487
                        -----------------------------------------------------------------------------------------------------------
                            400  Massachusetts State Industrial Finance Agency Revenue Bonds (Wentworth Institute of
                                 Technology), 5.75% due 10/01/2008 (j)                                                          423
                        -----------------------------------------------------------------------------------------------------------
                            340  Massachusetts State Industrial Finance Agency, Senior Living Facility Revenue Bonds
                                 (Forge Hill Project), AMT, 6.75% due 4/01/2030                                                 350
                        -----------------------------------------------------------------------------------------------------------
                          2,000  Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (h)                                                               2,116
                        -----------------------------------------------------------------------------------------------------------
                          1,000  Massachusetts State Water Pollution Abatement Trust, Pool Program Revenue Bonds,
                                 Series 10, 5% due 8/01/2029                                                                  1,053
                        -----------------------------------------------------------------------------------------------------------
                          1,000  Rail Connections, Inc., Massachusetts, Capital Appreciation Revenue Bonds (Route 128
                                 Parking Garage), Series B, 6.53% due 7/01/2009 (a)(j)(n)                                       455
                        -----------------------------------------------------------------------------------------------------------
                            500  University of Massachusetts Building Authority, Project Revenue Refunding Bonds, Senior
                                 Series 04-1, 5.125% due 11/01/2014 (b)(j)                                                      549
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 4.5%        1,285  Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
                                 Series F, 5.25% due 7/01/2025 (d)(h)                                                         1,472
-----------------------------------------------------------------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments as of September 30, 2006                  (in Thousands)

                                                                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $49,389*) - 159.4%                                              $ 51,960

                                 Other Assets Less Liabilities - 2.0%                                                           637

                                 Preferred Shares, at Redemption Value - (61.4%)                                            (20,011)
                                                                                                                           --------
                                 Net Assets Applicable to Common Shares - 100.0%                                           $ 32,586
                                                                                                                           ========

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                     $49,392
                                                                         =======
      Gross unrealized appreciation                                      $ 2,568
      Gross unrealized depreciation                                           --
                                                                         -------
      Net unrealized appreciation                                        $ 2,568
                                                                         =======

(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   Assured Guaranty Insured.
(d)   CIFG Insured.
(e)   Connie Lee Insured.
(f)   FGIC Insured.
(g)   FHA Insured.
(h)   FSA Insured.
(i)   GNMA Collateralized.
(j)   Prerefunded.
(k)   Radian Insured.
(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(m)   XL Capital Insured.
(n) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(o)   MBIA Insured.

o     Swaps outstanding as of September 30, 2006 were as follows:

      -------------------------------------------------------------------------------------------------
                                                              Notional Amount   Unrealized Depreciation
      -------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.856% and receive a floating rate
      based on 1-week Bond Market Association rate
      Broker, JPMorgan Chase
      Expires December 2016                                   $         3,000   $                   (31)
      -------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust


By: /s/ John Loffredo
    -----------------------
    John Loffredo
    Chief Executive Officer
    The Massachusetts Health & Education Tax-Exempt Trust

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John Loffredo
    -----------------------
    John Loffredo
    Chief Executive Officer
    The Massachusetts Health & Education Tax-Exempt Trust

Date: November 17, 2006


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    The Massachusetts Health & Education Tax-Exempt Trust

Date: November 17, 2006